INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

11.INTANGIBLE ASSETS

Intangible assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Customer relationships	31,200	31,200	5,008
Less: accumulated amortization	(1,533)	(4,092)	(657)

Customer relationships, net	29,667	27,108	4,351

Dealership agreements	105,400	105,400	16,918
Less: impairment	-	(26,450)	(4,246)

Dealership agreements, net	105,400	78,950	12,672

Intangible assets, net	135,067	106,058	17,023

Customer relationships are amortized using the straight-line method, which is the Company's best estimate of how these assets will be economically consumed over their respective estimated useful lives of 10 years. Dealership agreements have been assigned an indefinite useful life and are not amortized.

The Company tests dealership agreements for impairment annually or more frequently if events or circumstances indicate possible impairment. As of December 31, 2012, the Company completed its annual impairment test on the indefinite-lived dealership agreements and recorded an impairment loss of RMB26,450 (US$4,246). The impairment loss reflected an excess of carrying amounts over fair values for certain dealership agreements as of December 31, 2012. Of the total impairment loss, RMB10,700, RMB8,700, and RMB7,050 were related to the dealership agreements acquired through business combinations with Shuntong, Yuchen, and Ruitai, respectively, which are part of the FAW-Mazda, Toyota, and GAC-Honda segments, respectively (Note 27). No impairment losses were recorded for the year ended December 31, 2011.

Amortization expenses were nil, RMB1,533, and RMB2,559 (US$411) for the years ended December 31, 2010, 2011 and 2012, respectively.

The estimated annual amortization expenses for intangible assets for each of the five succeeding years are as follows:

	2013	2014	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB
Customer relationships	3,120	3,120	3,120	3,120	3,120